Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes
18.	Income Taxes

The components of income / (loss) before provision for / (benefit from) income taxes are:

	Years ended December 31,
	2024	2023
Domestic	$(7,232)	$(11,770)
Foreign	-	64
Loss before Income taxes	$(7,232)	$(11,706)

For the years ended December 31, 2024 and 2023, the Company did not record a current income tax provision.

A reconciliation of the Company’s effective income tax rate to the U.S. statutory federal income tax rate of 21% for the years ended December 31, 2024 and 2023 is as follows:

	Years ended December 31,
	2024	2023
Net loss before tax	$(7,232)	$(11,706)
Statutory U.S. federal tax rate	21%	21%
Tax computed at federal statutory rate	(1,519)	(2,458)
State income taxes, net of federal benefit and tax credits	(606)	(825)
Federal research and development credit	(290)	(297)
Permanent differences	(98)	40
Change in valuation allowance	2,513	3,540
Income tax expense	$-	$-

Significant components of the Company’s net deferred tax assets and liabilities as of December 31, 2024 and 2023 are as follows:

	Years ended December 31,
	2024	2023 (As Restated)
Deferred tax assets:
Operating loss carryforwards	$23,229	$21,135
Tax credits	2,478	2,054
Stock-based compensation	2,691	2,154
Capitalized research expenses	2,547	3,183
Depreciation and amortization	1,823	539
Lease liability	124	279
Accrued expenses	314	333
Other	181	-
Deferred tax assets	33,387	29,677
Less: Valuation allowance	(33,274)	(29,414)
Total deferred tax assets	$113	$263

Deferred tax liabilities:
Right-of-use asset	$(113)	$(263)
Net deferred income taxes	$-	$-

The Company regularly assesses the need for a valuation allowance against its deferred tax assets. In making that assessment, the Company considers both positive and negative evidence related to the likelihood of realization of the deferred tax assets to determine, based on the weight of available evidence, whether it is more-likely-than-not that some or all of the deferred tax assets will not be realized. In assessing the realizability of deferred tax assets, the Company considers taxable income in prior carryback years, as permitted under the tax law, forecasted taxable earnings, tax planning strategies, and the expected timing of the reversal of temporary differences. This determination requires significant judgment, including assumptions about future taxable income that are based on historical and projected information and is performed on a jurisdiction-by-jurisdiction basis.

The Company continues to maintain a full valuation allowance against its deferred tax assets. During the years ended December 31, 2024 and 2023, management assessed the positive and negative evidence in its operations, and concluded that it is more likely than not that its deferred tax assets as of December 31, 2024 and 2023 will not be realized given the Company’s history of operating losses. The valuation allowance against deferred tax assets increased by approximately $3,860 and $3,540 during 2024 and 2023, respectively, related to a full valuation allowance recorded against additional net operating losses and tax credits generated in the year.

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was enacted. Under the Act, research and development expenditures incurred for tax years beginning after December 31, 2021 must be capitalized and amortized ratably over five or fifteen years for tax purposes, depending on if the research activities are conducted in the U.S. or outside the U.S., respectively. Effective January 1, 2022, the Company has complied with the mandatory capitalization and amortization of research and experimentation expenditures. For the year ended December 31, 2024, the Company capitalized $3,215 and received $2,370 of amortization deductions related to such Section 174 expenditures, which on a tax effected basis represent $2,547 of the deferred tax assets shown in capitalized research and development costs in the components of deferred tax assets and liabilities table above. For the year ended December 31, 2023, the Company capitalized $4,416 and received $1,850 of amortization deductions related to such Section 174 expenditures, which on a tax effected basis represent $3,183 of the deferred tax assets shown in capitalized research and development costs in the components of deferred tax assets and liabilities table above.

As of December 31, 2024, the Company had federal net operating losses of $85,863, which may be available to offset future federal income tax liabilities. As a result of the Act, for U.S. federal income tax purposes, net operating losses generated after December 31, 2017 can be carried forward indefinitely, but are limited to 80% utilization against future taxable income each year. The Company’s federal net operating losses incurred prior to 2018, $22,999, expire through 2037, while its federal net operating losses incurred in 2018 and onwards, $62,864, can be carried forward indefinitely.

As of December 31, 2023, the Company had federal net operating losses of $78,165 (As Restated), which may be available to offset future federal income tax liabilities.

As of December 31, 2024 and 2023, the Company had post-apportioned Massachusetts net operating losses of $82,240 and $74,656 (As Restated), respectively, that can generally be carried forward 20 years and will expire at various dates through 2044.

As of December 31, 2024, the Company had $1,772 and $877 of federal and state research and development credits, respectively, which will expire at various dates through 2044. As of December 31, 2023, the Company had $1,483 and $708 of federal and state research and development credits, respectively, which will expire at various dates through 2043.

Pursuant to Internal Revenue Code Sections 382 and 383, annual use of the Company’s net operating losses and other carryforward tax attributes may be limited in the event a cumulative change in ownership of more than 50% that occurs within a three-year period. The Company has not completed an ownership change analysis pursuant to IRS Section 382. If ownership changes have occurred or occur in the future, the amount of remaining tax attribute carryforwards available to offset taxable income and income tax expense in future years may be restricted or eliminated. If eliminated, the related asset would be removed from deferred tax assets with a corresponding reduction in the valuation allowance.

The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax regulations in a multitude of jurisdictions. The Company recognizes liabilities for uncertain tax positions based on a two-step process. First, management determines whether it is more likely than not that the tax positions will be sustained on audit, including resolution of related appeals or litigation processes, based on their technical merits. Second, management measures the tax benefit of those positions as the largest amount that is more than 50% likely to be realized upon ultimate settlement with the related tax authority. While the Company believes that it has appropriate support for the positions taken on its tax returns, the Company regularly assesses the potential outcome of examinations by tax authorities in determining the adequacy of its provision for income taxes. As of December 31, 2024 and 2023, the Company did not have any uncertain tax positions.

The Company’s policy is to recognize interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations and any accrued interest and penalties on the related tax liability line in the consolidated balance sheet. As of December 31, 2024 and 2023, no accrued interest or penalties are included on the related tax liability line in the consolidated balance sheet.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. There are currently no pending income tax examinations. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service and state tax authorities to the extent the tax attributes are utilized in a future period. The Company’s income tax returns since 2021 are subject to examination by the IRS and state tax authorities.